CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 13 – CONCENTRATIONS OF RISK

Contract assets concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s contract assets gross carrying amount of December 31, 2023 and 2022.

Customers	31-Dec-23		31-Dec-22
	Amount $	%	Amount $	%
A	1,104,595	64	103,693	10
B	208,206	12	207,659	20
C	206,913	12	-	-
D	129,337	7	128,997	12
E	8,048	1	-	-
F	-	-	357,853	34
G	-	-	205,616	20

Retention receivables concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s retention receivables gross carrying amount as of December 31, 2023 and 2022.

	For the years ended
Customers	December 31, 2023		December 31, 2022
	Amount $	%	Amount $	%
A	121,130	36	5,845	3
B	118,918	35	118,605	53
C	87,652	26	87,421	39
D	9,813	2	9,787	4
E	2,243	1	2,237	1

Customers concentrations

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues as of December 31, 2023, 2022 and 2021.

	For the years ended
Customers	31-Dec-23		31-Dec-22		31-Dec-21
	Amount $	%	Amount $	%	Amount $	%
A	4,003,100	58	2,023,154	49	-	-
B	2,029,487	30	155,649	4	-	-
C	483,285	7	-	-	-	-
D	132,387	2	-	-	-	-
E	33,335	1	-	-	-	-
F	-	-	636,467	15	-	-
G	-	-	490,940	12	1,313,901	32
H	-	-	356,516	9	1,367,752	33
I	-	-	-	-	476,884	12
J	-	-	-	-	264,558	6
H	-	-	-	-	201,190	5

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivables gross carrying amounts as of December 31, 2023 and 2022.

	For the years ended
Customers	December 31, 2023		December 31, 2022
	Amount $	%	Amount $	%
A	3,520,014	84	641,109	58
B	424,761	10	52,571	5
C	132,748	3	-	-
D	39,367	1	135,430	12
E	20,776	1	158,047	14
F	-	-	35,319	3

Suppliers concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase as of December 31, 2023, 2022 and 2021.

	For the years ended
Suppliers	December 31, 2023		December 31, 2022		December 31, 2021
	Amount $	%	Amount $	%	Amount $	%
A	1,242,479	28	-	-	-	-
B	407,880	9	513,533	16	315,760	10
C	239,673	5	-	-	-	-
D	223,995	5	-	-	234,358	7
E	163,748	4	-	-	-	-
F	-	-	383,152	12	-	-
G	-	-	255,586	8	-	-
H	-	-	252,014	8	-	-
I	-	-	222,456	7	-	-
J	-	-	-	-	361,030	11
K	-	-	-	-	293,494	9
L	-	-	-	-	214,423	7